NON-RECOURSE BORROWINGS - Schedule of Current and Non-current Subsidiary Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 8,600	$ 9,009
Current [member]
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	395	1,956
Non-Current [Member]
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 8,205	$ 7,053